UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2026

Item 1:	Report(s) to Shareholders.

Class A

LAGWX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-14-A

03/26

Class C

LADCX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-662-C

03/26

Class F

LADFX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1005-F

03/26

Class F3

LOGWX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8967-F3

03/26

Class I

LADYX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-690-I

03/26

Class P

LADPX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$61	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-695-P

03/26

Class R2

LADQX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$70	1.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-1044-R2

03/26

Class R3

LADRX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-2049-R3

03/26

Class R4

LADSX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8702-R4

03/26

Class R5

LADTX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8734-R5

03/26

Class R6

LADVX

Lord Abbett Developing Growth Fund

Semi-Annual Shareholder Report

January 31, 2026

lordabbett.com/FundDocuments

This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

What did the Fund invest in?

(as of January 31, 2026)

Key Fund Statistics

 (as of January 31, 2026)

Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

TSR-SA-8766-R6

03/26

(b) Not applicable.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I - Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Fund’s Board of Directors did not approve any investment advisory contract during the Fund’s most recent fiscal half-year.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Developing Growth Fund

For the six-month period ended January 31, 2026

Table of Contents

1	Schedule of Investments (Item 7)

5	Statement of Assets and Liabilities (Item 7)

7	Statement of Operations (Item 7)

8	Statements of Changes in Net Assets (Item 7)

10	Financial Highlights (Item 7)

14	Notes to Financial Statements (Item 7)

25	Changes in and Disagreements with Accountants (Item 8)

25	Proxy Disclosures (Item 9)

25	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments (unaudited)

January 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 97.41%

COMMON STOCKS 97.41%

Aerospace & Defense 10.95%
AeroVironment, Inc.*	63,556	$17,693,355
Carpenter Technology Corp.	132,115	41,990,110
Karman Holdings, Inc.*	443,732	46,059,381
Kratos Defense & Security Solutions, Inc.*	330,915	34,087,554
Loar Holdings, Inc.*	144,729	9,925,515
Mercury Systems, Inc.*	325,284	30,537,662
Rocket Lab Corp.*	180,888	14,483,702
Woodward, Inc.	76,333	24,261,681
York Space Systems, Inc.*	89,886	3,051,630
Total		222,090,590

Beverages 0.92%
Celsius Holdings, Inc.*	355,606	18,662,203

Biotechnology 16.09%
Abivax SA ADR*	183,074	20,348,675
Arcellx, Inc.*	242,517	16,566,336
Ascendis Pharma AS ADR*	84,934	19,203,577
Bridgebio Pharma, Inc.*	554,755	42,865,919
Celcuity, Inc.*	145,799	15,953,327
CG oncology, Inc.*	289,171	15,051,351
Cogent Biosciences, Inc.*	663,487	23,825,818
Insmed, Inc.*	66,149	10,376,794
Madrigal Pharmaceuticals, Inc.*	82,089	40,166,969
Mirum Pharmaceuticals, Inc.*	263,316	27,179,477
Natera, Inc.*	109,940	25,411,532
Nuvalent, Inc. Class A*	142,107	14,621,389
PTC Therapeutics, Inc.*	330,938	24,995,747
Revolution Medicines, Inc.*	94,855	9,196,192
Rhythm Pharmaceuticals, Inc.*	201,474	20,655,114
Total		326,418,217
Investments	Shares	Fair Value
Building Products 1.95%
Modine Manufacturing Co.*	213,916	$39,501,729

Capital Markets 2.96%
Evercore, Inc. Class A	69,906	24,695,692
Miami International Holdings, Inc.*(a)	350,296	14,617,852
Piper Sandler Cos.	60,199	20,849,924
Total		60,163,468

Communications Equipment 1.03%
Calix, Inc.*	467,821	20,897,564

Construction & Engineering 9.63%
Argan, Inc.	32,799	11,384,861
Comfort Systems USA, Inc.	54,458	62,196,482
Construction Partners, Inc. Class A*	314,421	34,548,579
IES Holdings, Inc.*	62,154	23,636,545
MasTec, Inc.*	139,522	33,552,251
Sterling Infrastructure, Inc.*	83,887	30,023,996
Total		195,342,714

Consumer Finance 1.13%
Figure Technology Solutions, Inc. Class A*(a)	404,670	23,017,630

Diversified Consumer Services 0.50%
Universal Technical Institute, Inc.*	364,063	10,131,873

Electrical Equipment 3.31%
Bloom Energy Corp. Class A*	186,434	28,220,514
Nextpower, Inc. Class A*	332,877	38,976,568
Total		67,197,082

Electronic Equipment, Instruments & Components 4.50%
Bel Fuse, Inc. Class B	53,756	10,815,170
Fabrinet (Thailand)*(b)	72,429	35,449,650

See Notes to Financial Statements.	1

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Shares	Fair Value
Electronic Equipment, Instruments & Components (continued)
Mirion Technologies, Inc.*	1,259,667	$31,290,128
Sanmina Corp.*	97,628	13,831,935
Total		91,386,883

Ground Transportation 0.85%
Lyft, Inc. Class A*	1,018,540	17,182,770

Health Care Equipment & Supplies 2.25%
IRhythm Holdings, Inc.*	195,651	30,230,036
TransMedics Group, Inc.*	115,709	15,502,113
Total		45,732,149

Health Care Providers & Services 5.76%
GeneDx Holdings Corp.*	280,558	27,006,513
Guardant Health, Inc.*	655,744	74,781,046
Hinge Health, Inc. Class A*	429,764	14,998,763
Total		116,786,322

Health Care Technology 0.59%
HeartFlow, Inc.*(a)	404,576	12,084,685

Hotels, Restaurants & Leisure 2.27%
Dutch Bros, Inc. Class A*	176,097	9,577,916
Life Time Group Holdings, Inc.*	385,225	11,237,013
Planet Fitness, Inc. Class A*	277,890	25,299,106
Total		46,114,035

Information Technology Services 0.77%
Applied Digital Corp.*(a)	459,253	15,559,492

Interactive Media & Services 1.47%
Reddit, Inc. Class A*	165,563	29,846,042

Life Sciences Tools & Services 1.55%
Adaptive Biotechnologies Corp.*	1,697,752	31,408,412
Investments	Shares	Fair Value
Machinery 3.24%
CECO Environmental Corp.*	157,848	$10,643,691
Crane Co.	135,438	24,736,396
RBC Bearings, Inc.*	60,622	30,290,995
Total		65,671,082

Metals & Mining 0.48%
MP Materials Corp.*(a)	165,432	9,722,439

Pharmaceuticals 2.62%
Tarsus Pharmaceuticals, Inc.*	420,038	27,109,252
Terns Pharmaceuticals, Inc.*	756,230	26,165,558
Total		53,274,810

Professional Services 0.51%
Willdan Group, Inc.*	81,815	10,325,053

Semiconductors & Semiconductor Equipment 14.20%
Amkor Technology, Inc.	196,310	9,487,662
Astera Labs, Inc.*	125,138	18,848,286
Credo Technology Group Holding Ltd.*	371,644	46,559,560
Lattice Semiconductor Corp.*	192,060	15,464,671
MACOM Technology Solutions Holdings, Inc.*	162,463	35,589,145
MKS, Inc.	84,419	19,873,077
Nova Ltd. (Israel)*(b)	100,273	45,908,990
Rambus, Inc.*	342,828	39,024,111
Semtech Corp.*	264,845	21,121,389
SiTime Corp.*	99,838	36,252,176
Total		288,129,067

Software 4.98%
Agilysys, Inc.*	80,151	6,953,099
D-Wave Quantum, Inc.*(a)	807,127	17,127,235
Hut 8 Corp.*	175,403	9,792,750
JFrog Ltd.*	450,076	24,664,165
Rubrik, Inc. Class A*	142,130	7,952,174

2	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2026

Investments	Shares	Fair Value
Software (continued)
ServiceTitan, Inc. Class A*(a)	168,213	$13,177,806
Unity Software, Inc.*	737,123	21,450,279
Total		101,117,508

Specialty Retail 0.74%
Boot Barn Holdings, Inc.*	84,436	15,070,137

Trading Companies & Distributors 2.16%
FTAI Aviation Ltd.	73,746	20,082,511
Xometry, Inc. Class A*	414,107	23,657,933
Total		43,740,444
Total Common Stocks (cost $1,371,118,218)		1,976,574,400

	Principal Amount

SHORT-TERM INVESTMENTS 6.75%

Repurchase Agreements 2.80%
Repurchase Agreement dated 1/30/2026, 3.250% due 2/2/2026 with Fixed Income Clearing Corp. collateralized by $57,269,500 of U.S. Treasury Note at 3.750% due 4/30/2027; value: $57,939,177; proceeds: $56,818,385 (cost $56,803,001)	$56,803,001	56,803,001

Time Deposits 0.40%
CitiBank N.A.(c) (cost $8,006,114)	8,006,114	8,006,114
Investments	Shares	Fair Value
Money Market Funds 3.55%
Fidelity Government Portfolio(c) (cost $72,055,029)	72,055,029	$72,055,029
Total Short-Term Investments (cost $136,864,144)		136,864,144
Total Investments in Securities 104.16% (cost $1,507,982,362)		2,113,438,544
Other Assets and Liabilities – Net (4.16)%		(84,412,559)
Net Assets 100.00%		$2,029,025,985

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	3

Schedule of Investments (unaudited)(concluded)

January 31, 2026

The following is a summary of the inputs used as of January 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$1,976,574,400	$–	$–	$1,976,574,400
Short-Term Investments
Repurchase Agreements	–	56,803,001	–	56,803,001
Time Deposits	–	8,006,114	–	8,006,114
Money Market Funds	72,055,029	–	–	72,055,029
Total	$2,048,629,429	$64,809,115	$–	$2,113,438,544

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

4	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2026

ASSETS:
Investments in securities, at cost	$1,507,982,362
Investments in securities, at fair value including $72,594,621 of securities loaned	$2,113,438,544
Cash	11
Receivables:
Capital shares sold	1,299,996
Interest and dividends	37,070
Securities lending income	23,098
Prepaid expenses and other assets	58,753
Total assets	2,114,857,472
LIABILITIES:
Payables:
Collateral due to broker for securities lending	80,061,143
Capital shares reacquired	3,405,478
Management fee	911,124
Directors’ fees	359,930
12b-1 distribution plan	318,685
Fund administration	71,191
Accrued expenses	703,936
Total liabilities	85,831,487
Commitments and contingent liabilities	–
NET ASSETS	$2,029,025,985
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,578,754,595
Total distributable earnings/(loss)	450,271,390
Net Assets	$2,029,025,985

See Notes to Financial Statements.	5

Statement of Assets and Liabilities (unaudited)(concluded)

January 31, 2026

Net assets by class:
Class A Shares	$626,521,384
Class C Shares	$18,827,337
Class F Shares	$24,319,752
Class F3 Shares	$337,075,889
Class I Shares	$689,977,220
Class P Shares	$10,438,660
Class R2 Shares	$2,351,882
Class R3 Shares	$43,931,886
Class R4 Shares	$9,897,172
Class R5 Shares	$5,964,578
Class R6 Shares	$259,720,225
Outstanding shares by class:
Class A Shares (1.12 billion shares of common stock authorized, $.001 par value)	23,545,151
Class C Shares (35 million shares of common stock authorized, $.001 par value)	1,597,672
Class F Shares (134.1 million shares of common stock authorized, $.001 par value)	840,952
Class F3 Shares (89.4 million shares of common stock authorized, $.001 par value)	9,430,030
Class I Shares (335.25 million shares of common stock authorized, $.001 par value)	19,592,054
Class P Shares (30 million shares of common stock authorized, $.001 par value)	425,879
Class R2 Shares (98.75 million shares of common stock authorized, $.001 par value)	100,202
Class R3 Shares (98.75 million shares of common stock authorized, $.001 par value)	1,791,318
Class R4 Shares (98.75 million shares of common stock authorized, $.001 par value)	372,035
Class R5 Shares (98.75 million shares of common stock authorized, $.001 par value)	169,385
Class R6 Shares (98.75 million shares of common stock authorized, $.001 par value)	7,266,385
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$26.61
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$28.23
Class C Shares-Net asset value	$11.78
Class F Shares-Net asset value	$28.92
Class F3 Shares-Net asset value	$35.74
Class I Shares-Net asset value	$35.22
Class P Shares-Net asset value	$24.51
Class R2 Shares-Net asset value	$23.47
Class R3 Shares-Net asset value	$24.52
Class R4 Shares-Net asset value	$26.60
Class R5 Shares-Net asset value	$35.21
Class R6 Shares-Net asset value	$35.74

*	Net asset value may not recalculate due to rounding of fractional shares.

6	See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2026

Investment income:
Dividends	$746,714
Securities lending net income	120,772
Interest and other	663,780
Total investment income	1,531,266
Expenses:
Management fee	5,288,945
12b-1 distribution plan–Class A	775,186
12b-1 distribution plan–Class C	95,340
12b-1 distribution plan–Class F	12,117
12b-1 distribution plan–Class P	23,633
12b-1 distribution plan–Class R2	6,674
12b-1 distribution plan–Class R3	112,051
12b-1 distribution plan–Class R4	12,887
Shareholder servicing	594,799
Fund administration	413,033
Registration	96,299
Reports to shareholders	94,180
Directors’ fees	48,941
Professional	34,949
Custody	15,342
Other	75,363
Gross expenses	7,699,739
Fees waived and expenses reimbursed (See Note 3)	(15,347)
Net expenses	7,684,392
Net investment loss	(6,153,126)
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	209,735,678
Net change in unrealized appreciation/(depreciation) on investments	125,943,013
Net realized and unrealized gain/(loss)	335,678,691
Net Increase in Net Assets Resulting From Operations	$329,525,565

See Notes to Financial Statements.	7

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2026 (unaudited)	For the Year Ended July 31, 2025
Operations:
Net investment loss	$(6,153,126)	$(11,055,383)
Net realized gain/(loss)	209,735,678	304,211,188
Net change in unrealized appreciation/(depreciation)	125,943,013	(135,709,322)
Net increase in net assets resulting from operations	329,525,565	157,446,483
Distributions to Shareholders:
Class A	–	(161,111)
Class F	–	(25,929)
Class F3	(9,593)	(649,231)
Class I	(17,910)	(1,569,993)
Class R5	(20)	(29,870)
Class R6	–	(1,279,741)
Total distribution to shareholders	(27,523)	(3,715,875)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	134,954,084	359,442,615
Reinvestment of distributions	26,878	3,600,641
Cost of shares reacquired	(392,572,149)	(999,694,386)
Net decrease in net assets resulting from capital share transactions	(257,591,187)	(636,651,130)
Net increase (decrease) in net assets	71,906,855	(482,920,522)
NET ASSETS:
Beginning of period	$1,957,119,130	$2,440,039,652
End of period	$2,029,025,985	$1,957,119,130

8	See Notes to Financial Statements.

This page is intentionally left blank.

Financial Highlights (unaudited)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class A
1/31/2026(c)	$22.67	$(0.10)	$4.04	$3.94	$–		$–	$–
7/31/2025	20.91	(0.15)	1.92	1.77	(0.01)		–	(0.01)
7/31/2024	19.20	(0.12)	1.83	1.71	–		–	–
7/31/2023	18.50	(0.12)	0.82	0.70	–		–	–
7/31/2022	31.36	(0.16)	(9.36)	(9.52)	–		(3.34)	(3.34)
7/31/2021	24.46	(0.23)	10.08	9.85	–		(2.95)	(2.95)
Class C
1/31/2026(c)	10.08	(0.09)	1.79	1.70	–		–	–
7/31/2025	9.36	(0.14)	0.86	0.72	–		–	–
7/31/2024	8.66	(0.12)	0.82	0.70	–		–	–
7/31/2023	8.41	(0.11)	0.36	0.25	–		–	–
7/31/2022	16.21	(0.16)	(4.30)	(4.46)	–		(3.34)	(3.34)
7/31/2021	13.89	(0.25)	5.52	5.27	–		(2.95)	(2.95)
Class F
1/31/2026(c)	24.61	(0.09)	4.40	4.31	–		–	–
7/31/2025	22.69	(0.13)	2.08	1.95	(0.03)		–	(0.03)
7/31/2024	20.81	(0.10)	1.98	1.88	–		–	–
7/31/2023	20.03	(0.10)	0.88	0.78	–		–	–
7/31/2022	33.61	(0.14)	(10.10)	(10.24)	–		(3.34)	(3.34)
7/31/2021	26.01	(0.21)	10.76	10.55	–		(2.95)	(2.95)
Class F3
1/31/2026(c)	30.40	(0.08)	5.42	5.34	(–	)(f)	–	–
7/31/2025	27.99	(0.10)	2.57	2.47	(0.06)		–	(0.06)
7/31/2024	25.61	(0.08)	2.46	2.38	–		–	–
7/31/2023	24.60	(0.08)	1.09	1.01	–		–	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	–		(3.34)	(3.34)
7/31/2021	30.74	(0.17)	12.81	12.64	–		(2.95)	(2.95)
Class I
1/31/2026(c)	29.96	(0.09)	5.35	5.26	(–	)(f)	–	–
7/31/2025	27.61	(0.13)	2.54	2.41	(0.06)		–	(0.06)
7/31/2024	25.29	(0.10)	2.42	2.32	–		–	–
7/31/2023	24.32	(0.09)	1.06	0.97	–		–	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	–		(3.34)	(3.34)
7/31/2021	30.50	(0.20)	12.69	12.49	–		(2.95)	(2.95)
Class P
1/31/2026(c)	20.90	(0.11)	3.72	3.61	–		–	–
7/31/2025	19.31	(0.18)	1.77	1.59	–		–	–
7/31/2024	17.77	(0.15)	1.69	1.54	–		–	–
7/31/2023	17.16	(0.14)	0.75	0.61	–		–	–
7/31/2022	29.38	(0.20)	(8.68)	(8.88)	–		(3.34)	(3.34)
7/31/2021	23.11	(0.27)	9.49	9.22	–		(2.95)	(2.95)

10	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$26.61	17.43	(d)	0.92	(e)	0.92	(e)	(0.77	)(e)	$626,521	45	(d)
22.67	8.39		0.94		0.94		(0.70)		565,439	112
20.91	8.91		0.94		0.94		(0.67)		613,648	122
19.20	3.78		0.92		0.92		(0.65)		675,765	128
18.50	(33.80)		0.94		0.94		(0.67)		703,073	116
31.36	42.08		0.93		0.93		(0.77)		1,297,753	102

11.78	16.87	(d)	1.67	(e)	1.67	(e)	(1.52	)(e)	18,827	45	(d)
10.08	7.69		1.69		1.69		(1.45)		17,799	112
9.36	8.08		1.69		1.69		(1.42)		19,943	122
8.66	2.97		1.68		1.68		(1.40)		23,486	128
8.41	(34.30)		1.69		1.69		(1.42)		27,447	116
16.21	41.07		1.68		1.68		(1.54)		57,889	102

28.92	17.51	(d)	0.77	(e)	0.77	(e)	(0.62	)(e)	24,320	45	(d)
24.61	8.60		0.79		0.79		(0.55)		22,298	112
22.69	9.03		0.79		0.79		(0.52)		20,464	122
20.81	3.89		0.78		0.78		(0.50)		43,337	128
20.03	(33.69)		0.79		0.79		(0.52)		177,913	116
33.61	42.37		0.78		0.78		(0.63)		899,774	102

35.74	17.57	(d)	0.59	(e)	0.59	(e)	(0.44	)(e)	337,076	45	(d)
30.40	8.81		0.59		0.59		(0.35)		301,459	112
27.99	9.29		0.59		0.59		(0.31)		317,327	122
25.61	4.11		0.59		0.59		(0.31)		348,733	128
24.60	(33.57)		0.59		0.59		(0.31)		345,576	116
40.43	42.62		0.59		0.59		(0.44)		638,777	102

35.22	17.56	(d)	0.67	(e)	0.67	(e)	(0.52	)(e)	689,977	45	(d)
29.96	8.72		0.69		0.69		(0.45)		641,155	112
27.61	9.17		0.69		0.69		(0.42)		710,137	122
25.29	3.99		0.67		0.67		(0.40)		751,271	128
24.32	(33.62)		0.69		0.69		(0.41)		688,585	116
40.04	42.45		0.68		0.68		(0.52)		953,104	102

24.51	17.27	(d)	1.12	(e)	1.12	(e)	(0.97	)(e)	10,439	45	(d)
20.90	8.23		1.14		1.14		(0.90)		9,754	112
19.31	8.67		1.14		1.14		(0.87)		12,958	122
17.77	3.55		1.13		1.13		(0.85)		12,953	128
17.16	(33.94)		1.14		1.14		(0.87)		14,047	116
29.38	41.83		1.13		1.13		(0.96)		26,086	102

See Notes to Financial Statements.	11

Financial Highlights (unaudited)(concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain/ (loss)	Total from invest- ment opera- tions	Net investment income		Net realized gain	Total distri- butions
Class R2
1/31/2026(c)	$20.03	$(0.13)	$3.57	$3.44	$–		$–	$–
7/31/2025	18.53	(0.20)	1.70	1.50	–		–	–
7/31/2024	17.08	(0.17)	1.62	1.45	–		–	–
7/31/2023	16.52	(0.16)	0.72	0.56	–		–	–
7/31/2022	28.45	(0.22)	(8.37)	(8.59)	–		(3.34)	(3.34)
7/31/2021	22.48	(0.30)	9.22	8.92	–		(2.95)	(2.95)
Class R3
1/31/2026(c)	20.92	(0.12)	3.72	3.60	–		–	–
7/31/2025	19.34	(0.19)	1.77	1.58	–		–	–
7/31/2024	17.80	(0.16)	1.70	1.54	–		–	–
7/31/2023	17.20	(0.15)	0.75	0.60	–		–	–
7/31/2022	29.46	(0.21)	(8.71)	(8.92)	–		(3.34)	(3.34)
7/31/2021	23.17	(0.29)	9.53	9.24	–		(2.95)	(2.95)
Class R4
1/31/2026(c)	22.66	(0.10)	4.04	3.94	–		–	–
7/31/2025	20.90	(0.15)	1.91	1.76	–		–	–
7/31/2024	19.19	(0.12)	1.83	1.71	–		–	–
7/31/2023	18.49	(0.12)	0.82	0.70	–		–	–
7/31/2022	31.34	(0.16)	(9.35)	(9.51)	–		(3.34)	(3.34)
7/31/2021	24.45	(0.23)	10.07	9.84	–		(2.95)	(2.95)
Class R5
1/31/2026(c)	29.96	(0.09)	5.34	5.25	(–	)(f)	–	–
7/31/2025	27.61	(0.13)	2.54	2.41	(0.06)		–	(0.06)
7/31/2024	25.29	(0.10)	2.42	2.32	–		–	–
7/31/2023	24.32	(0.09)	1.06	0.97	–		–	–
7/31/2022	40.04	(0.13)	(12.25)	(12.38)	–		(3.34)	(3.34)
7/31/2021	30.50	(0.22)	12.71	12.49	–		(2.95)	(2.95)
Class R6
1/31/2026(c)	30.40	(0.08)	5.42	5.34	–		–	–
7/31/2025	27.98	(0.10)	2.58	2.48	(0.06)		–	(0.06)
7/31/2024	25.61	(0.08)	2.45	2.37	–		–	–
7/31/2023	24.60	(0.08)	1.09	1.01	–		–	–
7/31/2022	40.43	(0.10)	(12.39)	(12.49)	–		(3.34)	(3.34)
7/31/2021	30.74	(0.16)	12.80	12.64	–		(2.95)	(2.95)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$23.47	17.17	(d)	1.27	(e)	1.27	(e)	(1.12	)(e)	$2,352	45	(d)
20.03	8.09		1.29		1.29		(1.05)		1,924	112
18.53	8.49		1.29		1.29		(1.02)		1,722	122
17.08	3.39		1.27		1.27		(1.00)		1,717	128
16.52	(34.04)		1.29		1.29		(1.02)		1,807	116
28.45	41.66		1.27		1.27		(1.10)		2,873	102

24.52	17.21	(d)	1.17	(e)	1.17	(e)	(1.02	)(e)	43,932	45	(d)
20.92	8.17		1.19		1.19		(0.95)		41,515	112
19.34	8.65		1.19		1.19		(0.92)		50,443	122
17.80	3.49		1.18		1.18		(0.90)		56,228	128
17.20	(33.96)		1.19		1.19		(0.92)		60,295	116
29.46	41.76		1.18		1.18		(1.01)		112,015	102

26.60	17.39	(d)	0.92	(e)	0.92	(e)	(0.77	)(e)	9,897	45	(d)
22.66	8.42		0.94		0.94		(0.70)		9,251	112
20.90	8.91		0.94		0.94		(0.67)		9,113	122
19.19	3.79		0.92		0.92		(0.65)		10,498	128
18.49	(33.82)		0.94		0.94		(0.67)		10,775	116
31.34	42.16		0.93		0.93		(0.77)		16,458	102

35.21	17.52	(d)	0.67	(e)	0.67	(e)	(0.52	)(e)	5,965	45	(d)
29.96	8.72		0.69		0.69		(0.45)		8,374	112
27.61	9.17		0.69		0.69		(0.42)		14,685	122
25.29	3.99		0.67		0.67		(0.39)		23,029	128
24.32	(33.62)		0.69		0.69		(0.42)		15,436	116
40.04	42.50		0.69		0.69		(0.55)		28,200	102

35.74	17.57	(d)	0.59	(e)	0.59	(e)	(0.44	)(e)	259,720	45	(d)
30.40	8.85		0.59		0.59		(0.35)		338,150	112
27.98	9.30		0.59		0.59		(0.31)		669,600	122
25.61	4.07		0.59		0.59		(0.31)		781,411	128
24.60	(33.57)		0.59		0.59		(0.31)		771,093	116
40.43	42.62		0.59		0.59		(0.43)		954,132	102

See Notes to Financial Statements.	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord, Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

Notes to Financial Statements (unaudited)(continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity.

Notes to Financial Statements (unaudited)(continued)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of January 31, 2026 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(c)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of January 31, 2026, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)	Investment Income–Dividend income, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(g)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management fee agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2026, the effective management fee, net of any applicable waiver, was at an annualized rate of .51% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

During the six months ended January 31, 2026, Lord Abbett voluntarily waived $15,347 of certain fees and expenses.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	Annual Service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the six months ended January 31, 2026:

Distributor Commissions	Dealers’ Concessions
$16,504	$115,151

The Distributor received CDSCs of $1,194 and $578 for Class A and Class C shares, respectively, for the six months ended January 31, 2026:

Other Related Parties

As of January 31, 2026 the percentage of the Fund’s outstanding shares owned by Lord Abbett Alpha Strategy Fund was 5.36%.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended January 31, 2026 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$27,523	$ –	$ –	$27,523

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Developing Growth Fund	$3,715,875	$ –	$ –	$3,715,875

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Developing Growth Fund	$(330,343,362)	$ –	$(330,343,362)

As of January 31, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable to the tax treatment of PFIC mark-to-market and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Developing Growth Fund	$1,521,853,645	$632,144,767	$(40,559,868)	$591,584,899

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2026 were as follows:

U.S. Government Purchases	Non-U.S. Government Purchases	U.S. Government Sales	Non-U.S. Government Sales
$ –	$894,434,387	$ –	$1,200,528,335

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended January 31, 2026, the Fund did not engage in cross-trade purchases or sales.

Notes to Financial Statements (unaudited)(continued)

6.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended January 31, 2026, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.675 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended January 31, 2026, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Interest associated with these credit facilities is charged to the Fund based on its borrowings generally at an amount above the Federal Funds rate or at the negotiated rate for swing line loans. In addition, a fee computed at an annual rate of 0.20% on the daily unused portion of the Syndicated Facility which is allocated among the Participating Funds at the end of each quarter. There is no fee associated with the unused portion of the Bilateral Facility.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended January 31, 2026, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

Notes to Financial Statements (unaudited)(continued)

During the six months ended January 31, 2026, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of January 31, 2026, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$72,594,621	$80,061,143

(1)	Statement of Assets and Liabilities location: Payables: Collateral due to broker for securities lending.

11.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor over time depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks tend to be more volatile than other stocks. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. In

Notes to Financial Statements (unaudited)(continued)

addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a favorable market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks, especially over the short term. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and American Depositary Receipts, it may experience increased market, industry and sector, liquidity, currency, political, information and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

Notes to Financial Statements (unaudited)(continued)

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended January 31, 2026 (unaudited)		Year Ended July 31, 2025

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	818,758	$21,215,269	1,260,734	$27,017,408
Reinvestment of distributions	–	–	5,988	145,090
Shares reacquired	(2,220,529)	(56,662,334)	(5,673,730)	(120,769,411)
Decrease	(1,401,771)	$(35,447,065)	(4,407,008)	$(93,606,913)

Class C Shares
Shares sold	71,554	$830,737	164,344	$1,575,189
Shares reacquired	(240,418)	(2,732,753)	(528,186)	(5,021,494)
Decrease	(168,864)	$(1,902,016)	(363,842)	$(3,446,305)

Class F Shares
Shares sold	12,378	$337,685	319,293	$7,973,017
Reinvestment of distributions	–	–	927	24,378
Shares reacquired	(77,324)	(2,123,356)	(316,141)	(7,282,592)
Increase (decrease)	(64,946)	$(1,785,671)	4,079	$714,803

Class F3 Shares
Shares sold	1,010,827	$34,653,141	2,340,060	$66,271,121
Reinvestment of distributions	276	9,587	20,028	649,106
Shares reacquired	(1,497,999)	(51,357,483)	(3,782,093)	(107,584,997)
Decrease	(486,896)	$(16,694,755)	(1,422,005)	$(40,664,770)

Class I Shares
Shares sold	1,411,181	$47,805,329	6,249,905	$177,792,599
Reinvestment of distributions	506	17,271	47,704	1,525,095
Shares reacquired	(3,219,363)	(107,674,367)	(10,617,741)	(303,463,889)
Decrease	(1,807,676)	$(59,851,767)	(4,320,132)	$(124,146,195)

Class P Shares
Shares sold	3,904	$91,530	20,680	$414,921
Shares reacquired	(44,718)	(1,051,103)	(225,041)	(4,711,524)
Decrease	(40,814)	$(959,573)	(204,361)	$(4,296,603)

Class R2 Shares
Shares sold	4,443	$97,008	5,160	$93,098
Shares reacquired	(317)	(7,159)	(1,988)	(36,725)
Increase	4,126	$89,849	3,172	$56,373

Class R3 Shares
Shares sold	79,529	$1,878,161	295,027	$5,771,691
Shares reacquired	(273,028)	(6,411,456)	(918,968)	(18,425,359)
Decrease	(193,499)	$(4,533,295)	(623,941)	$(12,653,668)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended January 31, 2026 (unaudited)		Year Ended July 31, 2025

Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	46,206	$1,126,288	63,854	$1,314,982
Shares reacquired	(82,432)	(2,110,469)	(91,739)	(1,989,534)
Decrease	(36,226)	$(984,181)	(27,885)	$(674,552)

Class R5 Shares
Shares sold	14,955	$507,074	80,696	$2,287,392
Reinvestment of distributions	1	20	927	29,643
Shares reacquired	(125,091)	(4,278,768)	(333,990)	(9,141,116)
Decrease	(110,135)	$(3,771,674)	(252,367)	$(6,824,081)

Class R6 Shares
Shares sold	769,670	$26,411,862	2,420,998	$68,931,197
Reinvestment of distributions	–	–	37,869	1,227,329
Shares reacquired	(4,628,019)	(158,162,901)	(15,262,524)	(421,267,745)
Decrease	(3,858,349)	$(131,751,039)	(12,803,657)	$(351,109,219)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Developing Growth Fund, Inc.	LADG-3 (03/26)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: March 27, 2026

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: March 27, 2026